Borrowings - Current and non-current borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 0	$ 0
Non-current borrowings	6,397	12,822
Promissory Note – EDF
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	0
Non-current borrowings	6,397	5,869
Backstop agreement
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	0
Non-current borrowings	$ 0	$ 6,953